Income tax (Tables)	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2024	2023	2022
Earnings (loss) for the year	$(6,739,120)	$(5,457,763)	$(1,749,870)

Expected income tax (recovery)	(821,664)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	9,519	(11,013)	(51,491)
Permanent Difference	181,257	9,093	86,824
Provision to NOLs	181,755	—	—
Change in unrecognized deductible temporary differences	449,133	339,034	145,856
Total income tax expense (recovery)	$—	$—	$—

Summary of Net Deferred Tax Asset (Liability)

	As of March 31,
	2024	2023
Deferred Tax Assets (liabilities)
Intangible assets	97,589	—
Depreciation	(222,171)	—
Non-capital losses available for future period	1,553,164	979,448
	1,428,582	979,448
Unrecognized deferred tax assets	(1,428,582)	(979,448)
Net deferred tax asset (liability)	$—	$—

Summary of Temporary Differences

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	March 31, 2024	Expiry Date Range	March 31, 2023	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	660,042	5 years	463,605	5 years
Non-capital losses available for future period	6,473,993	No expiry date	4,602,150	No expiry date